Significant Basis Of Preparation And Accounting Policies_Estimated useful life for intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Usage rights for donated assets
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	10 ~ 20
Amortization methods	Straight line
Software
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	4, 5
Amortization methods	Straight line
Industrial rights
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	5, 10
Amortization methods	Straight line
Development expenses
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	5
Amortization methods	Straight line
Leasehold rights
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	10
Amortization methods	Straight line
Mining rights
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	-
Amortization methods	Unit of production
Other intangible assets
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	3 ~ 50 or Indefinite
Amortization methods	Straight line